T. Rowe Price New Era Fund, Inc.
T. ROWE PRICE<br/><br/>New Era Fund<br/><br/>Investor Class<br/><br/>I Class<br/><br/>SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund<br/><br/> Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price New Era Fund, Inc. - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses<br/> (expenses that you pay each year as a<br/> percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price New Era Fund, Inc.	Investor Class	I Class
Management fees	0.54%	0.54%
Distribution and service (12b-1) fees
Other expenses	0.15%	0.02%
Total annual fund operating expenses	0.69%	0.56%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price New Era Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	70	221	384	859
I Class	57	179	313	701

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 51.9% of the average value of its portfolio.
Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
The fund will normally invest a minimum of two-thirds of its assets in the common stocks of natural resource companies. The earnings and tangible assets of natural resources companies may benefit from periods of accelerating inflation. We also invest in other growth companies that we believe have strong potential for earnings growth but do not own or develop natural resources. The relative percentages invested in resource and nonresource companies can vary depending on economic and monetary conditions and our outlook for inflation. The natural resource companies held by the fund typically own, develop, refine, service, or transport resources, including energy, metals, forest products, industrials, utilities, chemicals, real estate, and other basic commodities. In selecting natural resource stocks, we look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising. In the mining area, for example, we might look for a company that we believe possesses the ability to expand production and maintain superior exploration programs and production facilities.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

At least half of the fund’s assets will be invested in stocks of U.S. issuers, but up to 50% of its total assets may be invested in international stocks (including in stocks issued by companies in emerging market countries).

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Industry risks A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests a significant portion of its assets in natural resource-related companies, the fund may perform poorly during a downturn in certain industries. Natural resource-related companies can be adversely affected by, among other things, government regulation, global political and economic developments, energy and commodity prices, and the supply and demand for oil and gas, and periods of low or declining inflation.

Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes and restrictions on gaining access to the fund’s investments.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
NEW ERA FUND<br/>Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	23.13%	Worst Quarter	9/30/11	-25.46%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns<br/><br/>Periods ended<br/>December 31, 2018
Average Annual Total Returns - T. Rowe Price New Era Fund, Inc.		1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class		(16.21%)	(2.81%)	4.82%			Jan. 20, 1969
Investor Class | Returns after taxes on distributions		(16.53%)	(3.96%)	3.80%			Jan. 20, 1969
Investor Class | Returns after taxes on distributions and sale of fund shares		(9.35%)	(2.17%)	3.93%			Jan. 20, 1969
I Class		(16.10%)			5.32%		Dec. 17, 2015
MSCI World Select Natural Resources Index Net (reflects no deduction for fees or expenses)	[1]	(18.08%)	(3.68%)	4.75%	5.35%	[2]	Dec. 17, 2015
MSCI World Select Natural Resources Index (reflects no deduction for fees, expenses, or taxes)		(17.57%)	(3.08%)	5.33%	6.01%	[2]	Dec. 17, 2015
Lipper Global Natural Resources Funds Index		(22.41%)	(6.25%)	2.69%	4.17%	[2]	Dec. 17, 2015
[1]	Effective July 1, 2018, the MSCI World Select Natural Resources Index Net replaced the MSCI World Select Natural Resources Index as the fund’s primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
[2]	Return since 12/17/15.

Updated performance information is available through troweprice.com.